Stock-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-based compensation	Stock-based compensation
On April 7, 2022 at the Annual General Meeting, our shareholders resolved to adopt two long term incentive programs, LTI I 2022 and LTI II 2022 and simultaneously approved and made effective our Amended and Restated 2021 Incentive Award Plan (the “Plan”). The Plan amends and restates the 2021 Incentive Award Plan, which was initially adopted by the Company on March 16, 2021, and approved by the shareholders of the Company on March 16, 2021, in connection with approval by the Company’s shareholders of LTI 2021 (the “Original Plan”). The principal purpose of the Plan is to attract, retain and motivate selected employees, consultants and directors through the granting of share-based compensation awards and cash-based performance bonus awards. The Company has previously filed a registration statement on Form S-8 covering 1,085,900 shares under the Original Plan and has now registered an additional 594,403 common shares under the Amended and Restated 2021 Incentive Award Plan. A total of 1,680,303 shares are available for issuance pursuant to a variety of stock-based compensation awards, including stock options and restricted stock unit awards; provided, however, that no more than 1,680,303 additional shares may be issued. Shares available under LTI 2021, LTI I 2022 and LTI II 2022 will, subject to the terms and conditions of the Plan, be issued when the awards under the respective program vest, subject to continued service, over a four-year period from grant date, and, in case of stock options, upon the option holder exercising the option. The expiration date on stock options awarded under the programs is five years from grant date.

Employee stock options

In connection with the closing of the initial public offering, the Company granted options to purchase an aggregate of 620,675 common shares out of the Original Plan, of which 442,789 options were granted to certain executive officers and directors, in each case with an exercise price equal to 125% of the initial public offering price of $20.00. During the second quarter of 2022, 107,074 options that had been approved at the Annual General Meeting on April 7, 2022, were awarded to certain executive officers and directors, in each case with an exercise price of $17.39. Such options shall vest over four years, subject to the terms and conditions of the Plan. The expiration date on the options is five years from grant date.

The share-based compensation cost is calculated according to the following: The employee stock options were granted free of charge and are accounted for as equity-settled share-based payment transactions. Fair value per option at grant date multiplied by the number of outstanding share options multiplied by the number of days passed and divided by the total number of days in the vesting period. To calculate fair value per share option at the grant date, the principles of the Black-Scholes model have been used. The expense associated with these stock options amounted to $1.2 million for the twelve months ended December 31, 2022. The expense associated with these stock options amounted to $1.0 million for the twelve months ended December 31, 2021. These are recorded within selling, administrative and research and development expenses within the income statement.

The following table lists the inputs to the Black-Scholes models used for stock options for the years ended December 31, 2022 and 2021:

	2022	2021
Expected volatility (%)	61.2	40.0
Risk-free interest rate (%)	1.4	0.4
Expected life of stock options (years)	4	4
Share price at grant (US$)	17.39	20.00

A summary of stock option activity under the Company's Option Plans relating to awards to certain officers and directors as of December 31, 2022, and changes during the twelve months ended December 31, 2022 and December 31, 2021 , are as follows:

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2022	442,789	$25.00
Granted	107,074	17.39
Forfeited	—	—
Balance as of December 31, 2022	549,863	23.52

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2021	—	$—
Granted	442,789	25.00
Forfeited	—	—
Balance as of December 31, 2021	442,789	25.00

Employee RSUs

During 2022, 20,458 RSUs that had been approved at the Annual General Meeting on March 16, 2021 were awarded to employees currently employed by Olink under the 2021 Plan. During 2022, 607,866 RSUs that had been approved at the Annual General Meeting on April 7, 2022 were awarded to employees currently employed by Olink under the Plan. 847,143 RSUs are outstanding as of December 31, 2022, of which 194,748 RSUs to our executive officers. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs will vest during a four-year period and new shares will be issued when the RSU’s vest.

The expense associated with these RSUs amounted to $9.1 million for the twelve months ended December 31, 2022. The expense associated with these RSUs amounted to $2.0 million for the twelve months ended December 31, 2021 These are recorded within selling, administrative, research and development and cost of goods sold expenses within the income statement.

The following is a summary of the RSU activity and related information as of December 31, 2022, and changes during the twelve months ended December 31, 2022 and December 31, 2021:

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2022	335,449	$23.75
Granted	628,324	17.66
Vested	(87,664)	23.75
Forfeited	(28,966)	—
Balance as of December 31, 2022	847,143	19.38

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2021	—	$—
Granted	344,271	23.75
Vested	—	—
Forfeited	(8,822)	—
Balance as of December 31, 2021	335,449	23.75